Stock Options (Tables)	12 Months Ended
Dec. 31, 2018
Stock Options
Schedule of assumptions used for estimating the fair value of stock options granted

	Year ended
	December 31,
	2017		2018
Expected dividend yield	—%		—%
Risk-free interest rate	1.34% - 1.99%		2.67% - 3.01%
Volatility	69% - 100%		78% - 99%
Expected life	6.25	years	6.25	years
Weighted-average fair value per share	$13.97		$7.25

Schedule of stock option activity

			Weighted
	Shares		Average
	Available	Options	Exercise
	for Issuance	Outstanding	Price
Outstanding at December 31, 2016	45,275	728,344	$4.38
Shares reserved for future issuance	—	—	$—
Granted	(14,083)	14,083	$20.36
Exercised	—	(15,169)	$5.72
Cancelled/expired	—	(58,942)	$2.19
Outstanding at December 31, 2017	31,192	668,316	$4.54
Removal of partial options resulting from reverse split	—	(323)
Shares reserved for future issuance for 2016 Plan	979,446	—
Shares reserved for future issuance for 2018 Plan	1,600,000	—
Options granted	(1,231,541)	1,231,541	$10.22
RSU's granted	(185,768)	—	$11.04
Exercised	—	(119,793)	$4.15
Cancelled/expired from 2004 Plan	—	(70,298)	$7.39
Cancelled/expired from 2016 Plan	—	(51,331)	$8.68
Outstanding at December 31, 2018	1,193,329	1,658,112	$8.76

Schedule of stock options vested and expected to vest

		Weighted
		Average
		Remaining	Weighted
	Number	Contractual	Average
	of	Life	Exercise
	Options	(In Years)	Price
Outstanding and expected to vest	1,442,803	8.09	$8.49
Vested and exercisable	408,693	5.36	$4.62